Dividends to shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Dividends to shareholders
Summary of dividends to shareholders

	2025	2024	2023	2025	2024	2023
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2025)	$2.10	$1.97	$1.97	3,249	3,052	3,047
First interim (September 2025)	$1.03	$1.00	$0.93	1,597	1,550	1,440
Total	$3.13	$2.97	$2.90	4,846	4,602	4,487

Reconciliation of dividends paid

	2025	2024	2023
	$m	$m	$m
Dividends charged to equity	4,846	4,602	4,487
Exchange losses on payment of dividend	6	3	5
Hedge contracts relating to payment of dividends (Consolidated Statement of Cash Flows)	113	16	(19)
Dividends paid to non-controlling interests	6	4	4
Net movement of unclaimed dividends in the year	–	4	4
Dividends paid (Consolidated Statement of Cash Flows)	4,971	4,629	4,481